RESTATEMENT AND REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - Statements of Equity (Details) $ in Millions		1 Months Ended		3 Months Ended						6 Months Ended			9 Months Ended			12 Months Ended
	Apr. 24, 2018	Dec. 31, 2016 USD ($)		Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)		Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)		Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stock split ratio	459.4752645
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year				$ 14,851	$ 16,582	$ 16,518	$ 15,413	$ 14,549		$ 16,518	$ 14,549		$ 16,518	$ 14,549		$ 14,549		$ 13,515
Net income (loss) attributable to Holdings		$ 1,254		(496)	164	214	10	(277)		378	341		(118)	351		834		1,254		$ 325
Other comprehensive income (loss)				(284)			(9)				603		(1,472)	594		832		(258)		(929)
End of year		14,549		13,871	14,851	16,582	15,411	14,376		14,851	15,413		13,871	15,411		16,518		14,549		13,515
End of year							15,411							15,411
Impact of Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year				(12)	(18)	(64)	(25)	47		(64)	47		(64)	47		47		(54)
Net income (loss) attributable to Holdings					6	46		13		52	23			159		(16)		57	[1],[2]	(5)
Other comprehensive income (loss)											0			(17)				23	[1],[3]
End of year		47			(12)	(18)	190	(35)		(12)	(25)			190		(64)		47		(54)
End of year							190							190
As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year				14,863	16,600	16,582	15,438	14,502		16,582	14,502		16,582	14,502		14,502		13,569
Net income (loss) attributable to Holdings					158	168		(290)		326	318			192		850		1,197		330
Other comprehensive income (loss)											603			611				(281)		(929)
End of year		14,502			14,863	16,600	15,221	14,411		14,863	15,438			15,221		16,582		14,502		13,569
End of year							15,221							15,221
Parent
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year				13,364	13,547	13,421	12,360	11,407		13,421	11,407		13,421	11,407		11,407		10,407
End of year		11,407		12,411	13,364	13,547	12,401	11,271		13,364	12,360		12,411	12,401		13,421		11,407		10,407
End of year							12,401							12,401
Parent | Impact of Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year				(12)	(18)	(64)	(25)	46		(64)	46		(64)	46		46		(33)
Net income (loss) attributable to Holdings																1,647		1,010		(590)
End of year		46			(12)	(18)		(35)		(12)	(25)					(64)		46		(33)
End of year							190							190
Parent | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year				13,376	13,565	13,485	12,385	11,361		13,485	11,361		13,485	11,361		11,361		10,440
End of year		11,361			13,376	13,565		11,306		13,376	12,385					13,485		11,361		10,440
End of year							12,211							12,211
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year						1,298	955	931	[4]	1,298	931	[4]	1,298	931	[4]	931	[4]	941	[4]	862	[4]
Beginning of year								931			931			931		931
Changes in capital in excess of par value											24		15	67		367		(10)		79
End of year		931	[4]	2,025			998				955		2,025	998		1,298		931	[4]	941	[4]
End of year		931					998							998				931
Additional Paid-in Capital | Impact of Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year							0	(11)	[4]		(11)	[4]		(11)	[4]	(11)	[4]	(11)	[4]	(11)	[4]
Beginning of year								(11)			(11)			(11)		(11)
Changes in capital in excess of par value											0			2
End of year		(11)	[4]								0							(11)	[4]	(11)	[4]
End of year		(11)					(9)							(9)				(11)
Additional Paid-in Capital | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year							955	942	[4]		942	[4]		942	[4]	942	[4]	952	[4]	873	[4]
Beginning of year								942			942			942		942
Changes in capital in excess of par value											24			65
End of year		942	[4]								955							942	[4]	952	[4]
End of year		942					1,007							1,007				942
Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year				12,601	12,437	12,225	11,732	11,391		12,225	11,391		12,225	11,391		11,391		10,137		9,812
Beginning of year								11,391			11,391			11,391		11,391
Net income (loss) attributable to Holdings						214		(277)		378	341		(118)	351		834		1,254		325
End of year		11,391		12,031	12,601	12,437	11,742	11,114		12,601	11,732		12,031	11,742		12,225		11,391		10,137
End of year		11,391					11,742							11,742				11,391
Retained Earnings | Impact of Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year				(12)	(18)	(64)	(25)	(48)		(64)	(48)		(64)	(48)		(48)		(22)		(17)
Beginning of year								35			35			35		35
Net income (loss) attributable to Holdings						46		13		52	23			159		(16)		57		(5)
End of year		(48)			(12)	(18)		(35)		(12)	(25)					(64)		(48)		(22)
End of year		35					194							194				35
Retained Earnings | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year				12,613	12,455	12,289	11,757	11,439		12,289	11,439		12,289	11,439		11,439		10,159		9,829
Beginning of year								11,356			11,356			11,356		11,356
Net income (loss) attributable to Holdings						168		(290)		326	318			192		850		1,197		330
End of year		11,439			$ 12,613	12,455		11,149		12,613	11,757					12,289		11,439		10,159
End of year		11,356					11,548							11,548				11,356
Accumulated other comprehensive income (loss)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year						$ (108)	(333)	(921)		$ (108)	(921)		(108)	(921)		(921)		(677)		238
Beginning of year								(921)			(921)			(921)		(921)
Other comprehensive income (loss)				(284)			(12)				588		(1,487)	576		813		(244)		(915)
End of year		(921)		$ (1,595)			(345)				(333)		$ (1,595)	(345)		(108)		(921)		(677)
End of year		(921)					(345)							(345)				(921)
Accumulated other comprehensive income (loss) | Impact of Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year							0	22			22			22		22
Beginning of year								22			22			22		22
Other comprehensive income (loss)											0			(17)				22
End of year		22									0							22
End of year		22					5							5				22
Accumulated other comprehensive income (loss) | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning of year							(333)	(943)			(943)			(943)		(943)		(677)
Beginning of year								$ (943)			(943)			(943)		$ (943)
Other comprehensive income (loss)											588			593				(266)		(915)
End of year		(943)									$ (333)							(943)		$ (677)
End of year		$ (943)					$ (350)							$ (350)				$ (943)

[1]	As discussed above, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $(27); (b) Net income (loss) $(18); (c) Comprehensive income (loss) $(18)
[2]	Excludes expense of $7 million in securities sold under agreement to repurchase.
[3]	Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.
[4]	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.